Expense Example {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798